Consolidated Balance Sheets - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 401,713	$ 263,437
Accounts receivable (Note 3)	1,828,523	57,065
Prepaid expenses and deposits (Note 4)	53,673	36,157
Total current assets	2,283,909	356,659
Long term assets
Deposits (Note 5)	249,917	246,589
Property and equipment (Note 6)	515,809	544,446
Right of Use Assets (Note 7)	665,130	1,259,092
Intellectual property (Note 8)	11,469,995	13,168,509
Total assets	15,184,760	15,575,295
Current liabilities
Accounts payable and accrued liabilities (Note 9, 23)	1,836,741	1,276,236
Convertible debentures (Note 10)	1,842,566	0
Current portion of long-term debt (Note 11)	111,111	111,111
Current portion of lease obligation (Note 12)	343,513	650,315
Total current liabilities	4,133,931	2,037,662
Long-term liabilities
Convertible debentures (Note 10)	1,513,423	0
Long-term debt (Note 11)	712,963	824,074
Long-term lease obligations (Note 12)	252,004	596,408
Asset retirement obligation (Note 13)	27,030	24,574
Total noncurrent liabilities	2,505,420	1,445,056
Total liabilities	6,639,351	3,482,718
Shareholders' equity
Common shares (Note 15): - authorized unlimited Issued: 78,025,237 (2022 - 68,949,109) common shares	98,179,271	96,423,648
Contributed capital	9,552,839	9,404,518
Deficit	(99,186,701)	(93,735,589)
Total stockholders equity	8,545,409	12,092,577
Liabilities and stockholders equity	$ 15,184,760	$ 15,575,295